Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2014
Property, Equipment and Software
Summary of property, equipment and software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Building and decoration	609,865	569,911
Leasehold improvements	42,491	40,790
Furniture, fixtures and office equipment	49,000	63,946
Vehicles	14,845	23,627
Servers and computers	818,271	931,024
Software	40,141	45,356
Construction in progress	196,929	574,932
	1,771,542	2,249,586
Less: accumulated depreciation	(899,429)	(968,361)
Net book value	872,113	1,281,225